Schedule of Equipment Geographical Region (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	$ 28,724	$ 25,803
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	18,351	17,213
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	7,766	5,707
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Total equipment	$ 2,607	$ 2,883